Equity (Public Offerings of Common Units) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Common Units issued in connection with public offerings			0.0	13.8	15.5
Net Proceeds			$ 1,382	$ 1,611	$ 791
ETP [Member]
Common Units issued in connection with public offerings	13.8	15.5
Price per Unit	$ 48.05	$ 44.57
Net Proceeds	$ 657	$ 671